Financial Instruments - Summary of Remaining Contractual Maturities for Borrowings and Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fixed rate borrowings [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Contractual cash flow from borrowings	£ (5,140)	£ (4,801)
Fixed rate borrowings [member] | Within 1 year [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Contractual cash flow from borrowings	(336)	(479)
Fixed rate borrowings [member] | 1-2 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Contractual cash flow from borrowings	(706)	(345)
Fixed rate borrowings [member] | 2-3 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Contractual cash flow from borrowings	(577)	(733)
Fixed rate borrowings [member] | 3-4 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Contractual cash flow from borrowings	(518)	(555)
Fixed rate borrowings [member] | 4-5 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Contractual cash flow from borrowings	(805)	(72)
Fixed rate borrowings [member] | More than 5 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Contractual cash flow from borrowings	(2,198)	(2,617)
Fixed rate borrowings [member] | Carrying amount [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Contractual cash flow from borrowings	(4,417)
Fixed rate borrowings		(3,937)
Floating rate borrowings [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Contractual cash flow from borrowings	(469)	(910)
Floating rate borrowings [member] | Within 1 year [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Contractual cash flow from borrowings	(464)	(822)
Floating rate borrowings [member] | 1-2 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Contractual cash flow from borrowings		(2)
Floating rate borrowings [member] | 2-3 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Contractual cash flow from borrowings		(82)
Floating rate borrowings [member] | 3-4 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Contractual cash flow from borrowings		0
Floating rate borrowings [member] | 4-5 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Contractual cash flow from borrowings		0
Floating rate borrowings [member] | More than 5 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Contractual cash flow from borrowings	(5)	(4)
Floating rate borrowings [member] | Carrying amount [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Contractual cash flow from borrowings	(469)
Floating rate borrowings		(906)
Contractual cash flow [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Total	(5,633)	(5,964)
Contractual cash flow [member] | Interest rate derivatives [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(18)	(17)
Derivative financial assets	35	42
Contractual cash flow [member] | Cross-currency interest rate swaps [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(870)	(949)
Derivative financial assets	828	803
Contractual cash flow [member] | Forward foreign exchange contracts [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(2,795)	(2,453)
Derivative financial assets	2,796	2,321
Contractual cash flow [member] | Within 1 year [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Total	(809)	(1,373)
Contractual cash flow [member] | Within 1 year [member] | Interest rate derivatives [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(1)	0
Derivative financial assets	13	17
Contractual cash flow [member] | Within 1 year [member] | Cross-currency interest rate swaps [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(258)	(21)
Derivative financial assets	246	9
Contractual cash flow [member] | Within 1 year [member] | Forward foreign exchange contracts [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(2,148)	(1,675)
Derivative financial assets	2,139	1,598
Contractual cash flow [member] | 1-2 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Total	(702)	(402)
Contractual cash flow [member] | 1-2 years [member] | Interest rate derivatives [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(1)	0
Derivative financial assets	11	8
Contractual cash flow [member] | 1-2 years [member] | Cross-currency interest rate swaps [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(17)	(252)
Derivative financial assets	7	234
Contractual cash flow [member] | 1-2 years [member] | Forward foreign exchange contracts [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(418)	(512)
Derivative financial assets	422	467
Contractual cash flow [member] | 2-3 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Total	(575)	(829)
Contractual cash flow [member] | 2-3 years [member] | Interest rate derivatives [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(2)	(1)
Derivative financial assets	10	8
Contractual cash flow [member] | 2-3 years [member] | Cross-currency interest rate swaps [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(18)	(18)
Derivative financial assets	7	7
Contractual cash flow [member] | 2-3 years [member] | Forward foreign exchange contracts [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(188)	(215)
Derivative financial assets	193	205
Contractual cash flow [member] | 3-4 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Total	(529)	(561)
Contractual cash flow [member] | 3-4 years [member] | Interest rate derivatives [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(2)	(2)
Derivative financial assets	1	9
Contractual cash flow [member] | 3-4 years [member] | Cross-currency interest rate swaps [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(18)	(20)
Derivative financial assets	7	7
Contractual cash flow [member] | 3-4 years [member] | Forward foreign exchange contracts [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(41)	(51)
Derivative financial assets	42	51
Contractual cash flow [member] | 4-5 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Total	(820)	(87)
Contractual cash flow [member] | 4-5 years [member] | Interest rate derivatives [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(4)	(2)
Contractual cash flow [member] | 4-5 years [member] | Cross-currency interest rate swaps [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(18)	(20)
Derivative financial assets	7	7
Contractual cash flow [member] | More than 5 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Total	(2,198)	(2,712)
Contractual cash flow [member] | More than 5 years [member] | Interest rate derivatives [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(8)	(12)
Contractual cash flow [member] | More than 5 years [member] | Cross-currency interest rate swaps [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(541)	(618)
Derivative financial assets	554	539
Contractual cash flow [member] | Carrying amount [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Total	(4,828)	(4,969)
Contractual cash flow [member] | Carrying amount [member] | Interest rate derivatives [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(13)	(14)
Derivative financial assets	20	35
Contractual cash flow [member] | Carrying amount [member] | Cross-currency interest rate swaps [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(2)	(37)
Derivative financial assets	42	13
Contractual cash flow [member] | Carrying amount [member] | Forward foreign exchange contracts [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cross-currency interest rate swaps	(42)	(144)
Derivative financial assets	£ 53	£ 21